Basis of Preparation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation
Total foreign exchange rate gains		$ 21,000	$ 798,000	$ 2,940,000
Total foreign exchange rate loses		(2,991,000)	(39,000)	(227,000)
Net foreign exchange rate gain (loss)		(2,970,000)	759,000	2,713,000
Term (in years)	P6Y
Cost recognized for unvested awards		0
Court expenses		0	453,000
Depreciation expense		$ 0	$ 1,000	$ 4,000
Minimum
Basis of Preparation
Term (in years)		P6Y
Vesting term		P36M	P36M
Equipment useful lives (in years)		2 years
Maximum
Basis of Preparation
Term (in years)		P10Y
Vesting term		P5Y
Equipment useful lives (in years)		8 years